Loans, Impaired Loans, and Allowance for Credit Losses	9 Months Ended
Jul. 31, 2025
Disclosure of Financial Instruments [Abstract]
Loans, Impaired Loans, and Allowance for Credit Losses
NOTE 6: LOANS, IMPAIRED LOANS, AND ALLOWANCE FOR CREDIT LOSSES
(a) LOANS
The following table provides details regarding

the Bank’s loans as at July 31, 2025 and October

31, 2024.
Loans

(millions of Canadian dollars) As at
July 31, 2025 October 31, 2024
Residential mortgages $ 315,931 $ 331,649
Consumer instalment and other personal 245,935 228,382
Credit card 41,596 40,639
Business and government 341,310 356,973

944,772 957,643
Loans at FVOCI

(Note 4)
165 230
Total loans 944,937 957,873
Total allowance for loan losses 8,682 8,094
Total loans, net of allowance $ 936,255 $ 949,779
Business and government loans and loans

at FVOCI are grouped together as reflected

below for presentation in the “Loans by

Risk Ratings” table.
Loans – Business and Government

(millions of Canadian dollars) As at
July 31, 2025 October 31, 2024
Loans at amortized cost $ 341,310 $ 356,973
Loans at FVOCI

(Note 4)
165 230
Loans 341,475 357,203
Allowance for loan losses 3,973 3,583
Loans, net of allowance $ 337,502 $ 353,620
(b) CREDIT QUALITY OF LOANS
In the retail portfolio, including individuals and

small businesses, the Bank manages exposures

on a pooled basis, using predictive credit

scoring techniques. For
non-retail exposures, each borrower is assigned

a BRR that reflects the probability of default

(PD)

of the borrower using proprietary industry

and sector specific
risk models and expert judgment. Refer to

the shaded areas of the “Managing Risk”

section of the 2024 MD&A for further

details, including the mapping of PD
ranges to risk levels for retail exposures

as well as the Bank’s 21-point BRR scale

to risk levels and external ratings for non-retail

exposures.
The following table provides the gross carrying

amounts of loans and credit risk exposures

on loan commitments and financial guarantee

contracts by internal risk
ratings for credit risk management purposes,

presenting separately those that are

subject to Stage 1, Stage 2, and Stage 3

allowances.
Loans by Risk Ratings

(millions of Canadian dollars) As at
July 31, 2025 October 31, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential mortgages
1,2,3
Low Risk $ 224,540 $ 765 $ n/a $ 225,305 $ 238,101 $ 655 $ n/a $ 238,756
Normal Risk 66,982 8,763 n/a 75,745 65,318 13,620 n/a 78,938
Medium Risk 707 9,550 n/a 10,257 370 9,614 n/a 9,984
High Risk 5 3,718 368 4,091 5 3,201 347 3,553
Default n/a n/a 533 533 n/a n/a 418 418
Total loans 292,234 22,796 901 315,931 303,794 27,090 765 331,649
Allowance for loan losses 101 171 73 345 116 189 60 365
Loans, net of allowance 292,133 22,625 828 315,586 303,678 26,901 705 331,284
Consumer instalment and other personal 4

Low Risk 108,528 2,672 n/a 111,200 101,171 2,624 n/a 103,795
Normal Risk 65,425 20,234 n/a 85,659 66,105 12,054 n/a 78,159
Medium Risk 28,866 6,789 n/a 35,655 27,188 6,352 n/a 33,540
High Risk 5,368 7,004 442 12,814 4,017 7,881 412 12,310
Default n/a n/a 607 607 n/a n/a 578 578
Total loans 208,187 36,699 1,049 245,935 198,481 28,911 990 228,382
Allowance for loan losses 683 1,187 262 2,132 667 1,120 262 2,049
Loans, net of allowance 207,504 35,512 787 243,803 197,814 27,791 728 226,333
Credit card

Low Risk 9,223 16 n/a 9,239 6,902 16 n/a 6,918
Normal Risk 12,063 204 n/a 12,267 11,714 188 n/a 11,902
Medium Risk 11,880 1,151 n/a 13,031 12,908 1,122 n/a 14,030
High Risk 2,208 4,292 420 6,920 2,832 4,382 437 7,651
Default n/a n/a 139 139 n/a n/a 138 138
Total loans 35,374 5,663 559 41,596 34,356 5,708 575 40,639
Allowance for loan losses 728 1,061 443 2,232 704 1,015 378 2,097
Loans, net of allowance 34,646 4,602 116 39,364 33,652 4,693 197 38,542
Business and government 1,2,3,5

Investment grade or Low/Normal Risk 135,420 155 n/a 135,575 158,425 102 n/a 158,527
Non-investment grade or Medium Risk 174,476 12,170 n/a 186,646 166,892 11,851 n/a 178,743
Watch and classified or High Risk 550 15,879 70 16,499 704 16,610 89 17,403
Default n/a n/a 2,755 2,755 n/a n/a 2,530 2,530
Total loans 310,446 28,204 2,825 341,475 326,021 28,563 2,619 357,203
Allowance for loan losses 1,220 1,869 884 3,973 983 1,758 842 3,583
Loans, net of allowance 309,226 26,335 1,941 337,502 325,038 26,805 1,777 353,620
Total loans 846,241 93,362 5,334 944,937 862,652 90,272 4,949 957,873
Total allowance for loan losses 2,732 4,288 1,662 8,682 2,470 4,082 1,542 8,094
Total loans, net of allowance $ 843,509 $ 89,074 $ 3,672 $ 936,255 $ 860,182 $ 86,190 $ 3,407 $ 949,779
Includes impaired loans with a balance of $ 212

million (October 31, 2024 – $
259

million) which did not have a related allowance for loan losses as the realizable value of the collateral exceeded the loan amount.
Excludes trading loans and non-trading loans at FVTPL with a fair value of $ 27.1 billion (October 31, 2024 – $
23.5

billion) and $
0.4

billion (October 31, 2024 – $
3.1

billion), respectively.
Includes insured mortgages of $ 69

billion (October 31, 2024 – $
71

billion).
4

Includes Canadian government-insured real estate personal loans of $
5

billion (October 31, 2024 – $
6

billion).
Includes loans guaranteed by government agencies of $ 23

billion (October 31, 2024 – $
24

billion), which are primarily reported in Non-investment grade or a lower risk rating based on the borrowers’ credit risk.
Loans by Risk Ratings (Continued)

– Off-Balance Sheet Credit Instruments
1

(millions of Canadian dollars) As at
July 31, 2025 October 31, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Retail Exposures
2

Low Risk $ 322,466 $ 1,610 $ n/a $ 324,076 $ 268,234 $ 1,365 $ n/a $ 269,599
Normal Risk 55,584 1,444 n/a 57,028 93,576 1,332 n/a 94,908
Medium Risk 14,416 1,362 n/a 15,778 18,562 1,247 n/a 19,809
High Risk 1,197 879 – 2,076 1,126 1,181 – 2,307
Default n/a n/a – – n/a n/a – –
Non-Retail Exposures 3
Investment grade 300,963 – n/a 300,963 287,830 – n/a 287,830
Non-investment grade 112,648 7,568 n/a 120,216 99,866 6,968 n/a 106,834
Watch and classified 387 5,772 – 6,159 328 5,418 – 5,746
Default n/a n/a 355 355 n/a n/a 252 252
Total off-balance sheet credit
instruments 807,661 18,635 355 826,651 769,522 17,511 252 787,285
Allowance for off-balance sheet credit

instruments 449 561 9 1,019 439 593 11 1,043
Total off-balance sheet credit
instruments, net of allowance $ 807,212 $ 18,074 $ 346 $ 825,632 $ 769,083 $ 16,918 $ 241 $ 786,242
Excludes mortgage commitments.
2

Includes $
396

billion (October 31, 2024 – $
384

billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
3

Includes $
67

billion (October 31, 2024 – $
66

billion) of the undrawn component of uncommitted credit and liquidity facilities.
(c) ALLOWANCE FOR CREDIT LOSSES
The following table provides details on

the Bank’s allowance for credit losses as at and

for the three and nine months ended July 31,

2025 and July 31, 2024,
including allowance for off-balance sheet instruments

in the applicable categories.
Allowance for Credit Losses
(millions of Canadian dollars) Foreign Foreign

exchange,

exchange,

Balance at
Provision

Write-offs, disposals, Balance Balance at
Provision

Write-offs, disposals, Balance
beginning for credit net of and other at end of beginning for credit net of and other at end of of period losses recoveries adjustments period of period losses recoveries adjustments period

For the three months ended
July 31, 2025 July 31, 2024
Residential mortgages $ 348 $ 1 $ (5) $ 1 $ 345 $ 403 $ (16) $ (2) $ – $ 385
Consumer instalment and other
personal 2,221 280 (293) 3 2,211 2,072 339 (302) 1 2,110
Credit card 2,716 401 (394) 5 2,728 2,644 397 (396) 6 2,651
Business and government 4,299 290 (141) (31) 4,417 3,428 351 (88) (3) 3,688
Total allowance for loan losses,
including off-balance sheet
instruments 9,584 972 (833) (22) 9,701 8,547 1,071 (788) 4 8,834
Debt securities at amortized cost 3 (1) – – 2 2 1 – – 3
Debt securities at FVOCI 2 – – – 2 1 – – – 1
Total allowance for credit
losses on debt securities 5 (1) – – 4 3 1 – – 4
Total allowance for credit losses $ 9,589 $ 971 $ (833) $ (22) $ 9,705 $ 8,550 $ 1,072 $ (788) $ 4 $ 8,838
Comprising:
Allowance for credit losses on
loans at amortized cost $ 8,613

$ 8,682 $ 7,545

$ 7,811
Allowance for credit losses on
loans at FVOCI – – – –
Allowance for loan losses 8,613 8,682 7,545 7,811
Allowance for off-balance sheet
instruments 971 1,019 1,002 1,023

Allowance for credit losses on

debt securities 5 4 3 4
For the nine months ended
July 31, 2025 July 31, 2024
Residential mortgages $ 365 $ (14) $ (6) $ – $ 345 $ 403 $ (16) $ (5) $ 3 $ 385
Consumer instalment and other
personal 2,133 1,016 (934) (4) 2,211 1,895 1,082 (865) (2) 2,110
Credit card 2,699 1,302 (1,265) (8) 2,728 2,577 1,250 (1,168) (8) 2,651
Business and government 3,940 1,220 (687) (56) 4,417 3,310 828 (408) (42) 3,688
Total allowance for loan losses,
including off-balance sheet
instruments 9,137 3,524 (2,892) (68) 9,701 8,185 3,144 (2,446) (49) 8,834
Debt securities at amortized cost 3 (1) – – 2 2 1 – – 3
Debt securities at FVOCI 1 1 – – 2 2 (1) – – 1
Total allowance for credit
losses on debt securities 4 – – – 4 4 – – – 4
Total allowance for credit losses $ 9,141 $ 3,524 $ (2,892) $ (68) $ 9,705 $ 8,189 $ 3,144 $ (2,446) $ (49) $ 8,838
Comprising:
Allowance for credit losses on
loans at amortized cost $ 8,094

$ 8,682 $ 7,136

$ 7,811
Allowance for credit losses on
loans at FVOCI – – – –
Allowance for loan losses 8,094 8,682 7,136 7,811
Allowance for off-balance sheet
instruments 1,043 1,019 1,049 1,023

Allowance for credit losses on

debt securities 4 4 4 4
(d) ALLOWANCE FOR LOAN LOSSES BY STAGE
The following table provides details on

the Bank’s allowance for loan losses by stage as

at and for the three months ended July 31,

2025 and July 31, 2024.
Allowance for Loan Losses by Stage
(millions of Canadian dollars) For the three months ended
July 31, 2025 July 31, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential Mortgages
Balance at beginning of period $ 106 $ 174 $ 68 $ 348 $ 129 $ 214 $ 60 $ 403
Provision for credit losses
Transfer to Stage 1 1 28 (27) (1) – 42 (42) – –
Transfer to Stage 2 (7) 15 (8) – (6) 12 (6) –
Transfer to Stage 3 – (13) 13 – – (6) 6 –
Net remeasurement due to transfers into stage 2 (7) 4 – (3) (10) 5 – (5)
New originations or purchases 3 7 n/a n/a 7 9 n/a n/a 9
Net repayments 4 (1) (1) – (2) (1) – – (1)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (3) (5) (8) (16) (2) (8) (6) (16)
Changes to risk, parameters, and models 6 (22) 24 13 15 (32) 23 6 (3)
Disposals – – – – – – – –
Write-offs – – (5) (5) – – (2) (2)
Recoveries – – – – – – – –
Foreign exchange and other adjustments – – 1 1 – – – –
Balance at end of period $ 101 $ 171 $ 73 $ 345 $ 129 $ 198 $ 58 $ 385
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments,
at beginning of period $ 673 $ 1,270 $ 278 $ 2,221 $ 688 $ 1,146 $ 238 $ 2,072
Provision for credit losses
Transfer to Stage 1 1 213 (212) (1) – 178 (177) (1) –
Transfer to Stage 2 (54) 77 (23) – (61) 82 (21) –
Transfer to Stage 3 (2) (71) 73 – (2) (61) 63 –
Net remeasurement due to transfers into stage 2 (91) 67 2 (22) (81) 78 3 –
New originations or purchases 3 91 n/a n/a 91 94 n/a n/a 94
Net repayments 4 (23) (27) (5) (55) (20) (25) (5) (50)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (22) (29) (16) (67) (22) (31) (13) (66)
Changes to risk, parameters, and models 6 (79) 165 247 333 (82) 167 276 361
Disposals – – – – – – – –
Write-offs – – (385) (385) – – (386) (386)
Recoveries – – 92 92 – – 84 84
Foreign exchange and other adjustments 2 1 – 3 – 1 – 1
Balance, including off-balance sheet instruments,
at end of period 708 1,241 262 2,211 692 1,180 238 2,110
Less: Allowance for off-balance sheet instruments 7 25 54 – 79 29 56 – 85
Balance at end of period $ 683 $ 1,187 $ 262 $ 2,132 $ 663 $ 1,124 $ 238 $ 2,025
Credit Card 8
Balance, including off-balance sheet instruments,
at beginning of period $ 953 $ 1,314 $ 449 $ 2,716 $ 915 $ 1,345 $ 384 $ 2,644
Provision for credit losses
Transfer to Stage 1 1 280 (269) (11) – 301 (289) (12) –
Transfer to Stage 2 (88) 113 (25) – (73) 98 (25) –
Transfer to Stage 3 (7) (240) 247 – (5) (206) 211 –
Net remeasurement due to transfers into stage 2 (98) 118 7 27 (132) 109 6 (17)
New originations or purchases 3 39 n/a n/a 39 37 n/a n/a 37
Net repayments 4 (13) 2 16 5 – – 15 15
Derecognition of financial assets (excluding
disposals and write-offs) 5 (13) (31) (61) (105) (10) (17) (99) (126)
Changes to risk, parameters, and models 6 (125) 345 215 435 (93) 294 287 488
Disposals – – – – – – – –
Write-offs – – (497) (497) – – (478) (478)
Recoveries – – 103 103 – – 82 82
Foreign exchange and other adjustments 1 4 – 5 3 2 1 6
Balance, including off-balance sheet instruments,
at end of period 929 1,356 443 2,728 943 1,336 372 2,651
Less: Allowance for off-balance sheet instruments 7 201 295 – 496 248 357 – 605
Balance at end of period $ 728 $ 1,061 $ 443 $ 2,232 $ 695 $ 979 $ 372 $ 2,046
Transfers represent stage transfer movements prior to ECL remeasurement.

2

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3 of the Bank’s 2024

Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

3

Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
4

Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.

5

Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
6

Represents the changes in the allowance related to current period changes in risk (e.g.,

PD) caused by changes to macroeconomic factors, level of risk, parameters,

and/or models,
subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information

”

and “Expert Credit Judgment”

sections of Note 2 and Note 3 of the
Bank’s 2024 Annual Consolidated Financial Statements for further details.

7

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
8

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2024 Annual
Consolidated Financial Statements for further details.
Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars) For the three months ended
July 31, 2025 July 31, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Business and Government 1
Balance, including off-balance sheet instruments,
at beginning of period $ 1,328 $ 2,134 $ 837 $ 4,299 $ 1,170 $ 1,778 $ 480 $ 3,428
Provision for credit losses
Transfer to Stage 1
2
123 (122) (1) – 80 (80) – –
Transfer to Stage 2 (203) 214 (11) – (158) 163 (5) –
Transfer to Stage 3 (2) (181) 183 – (1) (85) 86 –
Net remeasurement due to transfers into stage
2
(29) 42 (1) 12 (27) 26 1 –
New originations or purchases
2
438 n/a n/a 438 296 n/a n/a 296
Net repayments
2
2 2 (30) (26) 2 (22) (7) (27)
Derecognition of financial assets (excluding
disposals and write-offs)
2
(217) (314) (121) (652) (161) (196) (75) (432)
Changes to risk, parameters, and models
2
(4) 311 211 518 (61) 340 235 514
Disposals – – (13) (13) – – – –
Write-offs – – (158) (158) – – (113) (113)
Recoveries – – 17 17 – – 25 25
Foreign exchange and other adjustments 7 (5) (20) (18) 5 9 (17) (3)
Balance, including off-balance sheet instruments,
at end of period 1,443 2,081 893 4,417 1,145 1,933 610 3,688
Less: Allowance for off-balance sheet instruments
3
223 212 9 444 151 169 13 333
Balance at end of period 1,220 1,869 884 3,973 994 1,764 597 3,355
Total Allowance, including

off-balance sheet

instruments, at end of period 3,181 4,849 1,671 9,701 2,909 4,647 1,278 8,834
Less: Total Allowance for

off-balance sheet

instruments 3 449 561 9 1,019 428 582 13 1,023
Total Allowance for Loan Losses

at end of period
$ 2,732 $ 4,288 $ 1,662 $ 8,682 $ 2,481 $ 4,065 $ 1,265 $ 7,811
Includes allowance for loan losses related to customers’ liability under acceptances.
2

For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
3

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
The following table provides details on

the Bank’s allowance for loan losses by stage as

at and for the nine months ended July 31,

2025 and July 31, 2024.
Allowance for Loan Losses by Stage
(millions of Canadian dollars) For the nine months ended
July 31, 2025 July 31, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Residential Mortgages
Balance at beginning of period $ 116 $ 189 $ 60 $ 365 $ 154 $ 192 $ 57 $ 403
Provision for credit losses
Transfer to Stage 1 1 85 (81) (4) – 110 (107) (3) –
Transfer to Stage 2 (20) 43 (23) – (23) 40 (17) –
Transfer to Stage 3 – (32) 32 – – (23) 23 –
Net remeasurement due to transfers into stage 2 (19) 12 – (7) (24) 18 – (6)
New originations or purchases 3 19 n/a n/a 19 24 n/a n/a 24
Net repayments 4 (3) (3) – (6) (3) – – (3)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (12) (15) (21) (48) (5) (20) (29) (54)
Changes to risk, parameters, and models 6 (65) 58 35 28 (103) 97 29 23
Disposals – – – – – – – –
Write-offs – – (7) (7) – – (6) (6)
Recoveries – – 1 1 – – 1 1
Foreign exchange and other adjustments – – – – (1) 1 3 3
Balance at end of period $ 101 $ 171 $ 73 $ 345 $ 129 $ 198 $ 58 $ 385
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments,
at beginning of period $ 696 $ 1,175 $ 262 $ 2,133 $ 688 $ 1,010 $ 197 $ 1,895
Provision for credit losses
Transfer to Stage 1 1 537 (533) (4) – 451 (448) (3) –
Transfer to Stage 2 (178) 249 (71) – (191) 254 (63) –
Transfer to Stage 3 (7) (220) 227 – (8) (183) 191 –
Net remeasurement due to transfers into stage 2 (234) 215 6 (13) (198) 235 7 44
New originations or purchases 3 251 n/a n/a 251 270 n/a n/a 270
Net repayments 4 (65) (81) (13) (159) (56) (70) (12) (138)
Derecognition of financial assets (excluding
disposals and write-offs) 5 (64) (86) (36) (186) (55) (77) (39) (171)
Changes to risk, parameters, and models 6 (227) 525 825 1,123 (208) 461 824 1,077
Disposals – – – – – – – –
Write-offs – – (1,196) (1,196) – – (1,103) (1,103)
Recoveries – – 262 262 – – 238 238
Foreign exchange and other adjustments (1) (3) – (4) (1) (2) 1 (2)
Balance, including off-balance sheet instruments,
at end of period 708 1,241 262 2,211 692 1,180 238 2,110
Less: Allowance for off-balance sheet instruments 7 25 54 – 79 29 56 – 85
Balance at end of period $ 683 $ 1,187 $ 262 $ 2,132 $ 663 $ 1,124 $ 238 $ 2,025
Credit Card 8
Balance, including off-balance sheet instruments,
at beginning of period $ 947 $ 1,374 $ 378 $ 2,699 $ 988 $ 1,277 $ 312 $ 2,577
Provision for credit losses
Transfer to Stage 1 1 1,000 (967) (33) – 810 (783) (27) –
Transfer to Stage 2 (256) 325 (69) – (249) 310 (61) –
Transfer to Stage 3 (18) (768) 786 – (16) (668) 684 –
Net remeasurement due to transfers into stage 2 (398) 343 20 (35) (358) 369 19 30
New originations or purchases 3 113 n/a n/a 113 116 n/a n/a 116
Net repayments 4 (7) 5 54 52 14 6 50 70
Derecognition of financial assets (excluding
disposals and write-offs) 5 (49) (74) (240) (363) (30) (51) (271) (352)
Changes to risk, parameters, and models 6 (400) 1,120 815 1,535 (329) 880 835 1,386
Disposals – – – – – – – –
Write-offs – – (1,558) (1,558) – – (1,408) (1,408)
Recoveries – – 293 293 – – 240 240
Foreign exchange and other adjustments (3) (2) (3) (8) (3) (4) (1) (8)
Balance, including off-balance sheet instruments,
at end of period 929 1,356 443 2,728 943 1,336 372 2,651
Less: Allowance for off-balance sheet instruments 7 201 295 – 496 248 357 – 605
Balance at end of period $ 728 $ 1,061 $ 443 $ 2,232 $ 695 $ 979 $ 372 $ 2,046
Transfers represent stage transfer movements prior to ECL remeasurement.

2

Represents the mechanical remeasurement between twelve-month (i.e., Stage 1) and lifetime ECLs (i.e., Stage 2 or 3) due to stage transfers necessitated by credit risk migration, as described in the “Significant Increase in Credit Risk” section of Note 2 and Note 3 of the Bank’s 2024

Annual Consolidated Financial Statements, holding all other factors impacting the change in ECLs constant.

3

Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
4

Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.

5

Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
6

Represents the changes in the allowance related to current period changes in risk (e.g.,

PD) caused by changes to macroeconomic factors, level of risk, parameters,

and/or models,
subsequent to stage migration. Refer to the “Measurement of Expected Credit Losses”, “Forward-Looking Information

”

and “Expert Credit Judgment”

sections of Note 2 and Note 3 of the
Bank’s 2024 Annual Consolidated Financial Statements for further details.

7

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
8

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank’s 2024 Annual
Consolidated Financial Statements for further details.
Allowance for Loan Losses by Stage (Continued)
(millions of Canadian dollars) For the nine months ended
July 31, 2025 July 31, 2024
Stage 1 Stage 2 Stage 3 Total Stage 1 Stage 2 Stage 3 Total
Business and Government 1
Balance, including off-balance sheet instruments,
at beginning of period $ 1,150 $ 1,937 $ 853 $ 3,940 $ 1,319 $ 1,521 $ 470 $ 3,310
Provision for credit losses
Transfer to Stage 1
2
277 (273) (4) – 194 (194) – –
Transfer to Stage 2 (517) 548 (31) – (441) 453 (12) –
Transfer to Stage 3 (6) (405) 411 – (17) (220) 237 –
Net remeasurement due to transfers into stage
2
(75) 145 – 70 (66) 119 6 59
New originations or purchases
2
1,052 n/a n/a 1,052 864 n/a n/a 864
Net repayments
2
17 (22) (116) (121) 19 (41) (36) (58)
Derecognition of financial assets (excluding
disposals and write-offs)
2
(546) (709) (243) (1,498) (494) (450) (220) (1,164)
Changes to risk, parameters, and models
2
82 872 763 1,717 (221) 736 612 1,127
Disposals – – (22) (22) – – – –
Write-offs – – (743) (743) – – (459) (459)
Recoveries – – 56 56 – – 51 51
Foreign exchange and other adjustments 9 (12) (31) (34) (12) 9 (39) (42)
Balance, including off-balance sheet instruments,
at end of period 1,443 2,081 893 4,417 1,145 1,933 610 3,688
Less: Allowance for off-balance sheet instruments
3
223 212 9 444 151 169 13 333
Balance at end of period 1,220 1,869 884 3,973 994 1,764 597 3,355
Total Allowance, including

off-balance sheet

instruments, at end of period 3,181 4,849 1,671 9,701 2,909 4,647 1,278 8,834
Less: Total Allowance for

off-balance sheet

instruments 3 449 561 9 1,019 428 582 13 1,023
Total Allowance for Loan Losses

at end of period
$ 2,732 $ 4,288 $ 1,662 $ 8,682 $ 2,481 $ 4,065 $ 1,265 $ 7,811
Includes allowance for loan losses related to customers’ liability under acceptances.
2

For explanations regarding this line item, refer to the “Allowance for Loan Losses by Stage” table on the previous page in this Note.
3

The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Interim

Consolidated Balance Sheet.
The allowance for credit losses on all remaining

financial assets is not significant.
(e)

FORWARD-LOOKING INFORMATION
Relevant macroeconomic factors are incorporated

in risk parameters as appropriate. Additional

risk factors that are industry or segment

specific are also
incorporated, where relevant. The key macroeconomic

variables used in determining ECLs include

regional unemployment rates for all retail exposures

and
regional housing price indices for residential

mortgages and home equity lines of credit.

For business and government loans,

the key macroeconomic variables
include gross domestic product (GDP), unemployment

rates, interest rates, and credit spreads.

Refer to Note 3 of the Bank’s 2024 Annual

Consolidated Financial
Statements for a discussion of how forward-looking

information is generated and considered

in determining whether there has been a

significant increase in credit
risk and in measuring ECLs.
Macroeconomic Variables
Select macroeconomic variables are projected

over the forecast period.
The following table sets out average values

of the macroeconomic variables over

the four
calendar quarters starting with the current

quarter, and the remaining 4-year forecast period for the base forecast and upside and downside scenarios

used in
determining the Bank’s ECLs as at July 31, 2025.

As the forecast period increases, information

about the future becomes less readily

available and projections are
anchored on assumptions around structural relationships

between economic parameters that

are inherently much less certain
Macroeconomic Variables
As at
July 31, 2025
Base Forecast Upside Scenario Downside Scenario
Average Remaining Average Remaining Average Remaining
Q3 2025- 4-year Q3 2025- 4-year Q3 2025- 4-year
Q2 2026
1
period
1
Q2 2026
1
period
1
Q2 2026
1
period
1

Unemployment rate
Canada 7.2% 6.0% 6.4% 5.7% 7.8% 7.2%
United States 4.4 4.0 4.0 3.8 5.4 5.4
Real GDP
Canada 0.3 2.0 0.4 2.2 (1.2) 2.2
United States 1.7 2.1 1.8 2.5 (0.5) 2.5
Home prices
Canada (average existing price) 2 0.7 4.4 0.8 5.0 (7.8) 3.8
United States (CoreLogic HPI)
3
1.1 3.4 1.8 4.1 (7.2) 4.2
Central bank policy interest rate
Canada 2.25 2.25 2.50 2.50 1.13 1.42
United States 3.75 3.25 3.69 3.50 2.31 2.30
U.S. 10-year treasury yield 4.26 4.00 4.36 4.25 3.76 3.58
U.S. 10-year BBB spread (%-pts) 1.72 1.80 1.52 1.75 2.48 2.08
Exchange rate (U.S. dollar/Canadian dollar) $ 0.73 $ 0.75 $ 0.74 $ 0.76 $ 0.68 $ 0.71
The numbers represent average values for the quoted periods, and average of year-on-year growth for real GDP and home prices.
2
The average home price is the average transacted sale price of homes sold via the Multiple Listing Service; data is collected by the Canadian Real Estate Association.
3
The CoreLogic home price index (HPI) is a repeat-sales index which tracks increases and decreases in the same home’s sales price over time.
(f)

SENSITIVITY OF ALLOWANCE FOR CREDIT LOSSES
ECLs are sensitive to the inputs used in internally

developed models, the macroeconomic

variables in the forward-looking forecasts and

respective probability
weightings in determining the probability-weighted

ECLs, and other factors considered when

applying expert credit judgment. Changes

in these inputs,
assumptions, models, and judgments would

affect the assessment of significant increase in

credit risk and the measurement of ECLs.
The following table presents the base ECL

scenario compared to the probability-weighted ECLs,

with the latter derived from three ECL

scenarios for performing
loans and off-balance sheet instruments. The difference

reflects the impact of deriving multiple

scenarios around the base ECLs and resultant

change in ECLs due
to non-linearity and sensitivity to using

macroeconomic forecasts.
Change from Base to Probability-Weighted ECLs
(millions of Canadian dollars, except

as noted)
As at
July 31, 2025 October 31, 2024
Probability-weighted ECLs $ 8,030 $ 7,584
Base ECLs 7,733 7,185
Difference – in amount $ 297 $ 399
Difference – in percentage 3.8% 5.6%
ECLs for performing loans and off-balance sheet instruments

consist of an aggregate amount of Stage 1 and

Stage 2 probability-weighted ECLs

which are twelve-
month ECLs and lifetime ECLs, respectively. Transfers from Stage 1 to Stage

2 ECLs result from a significant increase

in credit risk since initial recognition

of the
loan.
The following table shows the estimated

impact of staging on ECLs by presenting all

performing loans and off-balance sheet instruments

calculated using
twelve-month ECLs compared to the current

aggregate probability-weighted ECLs, holding

all risk profiles constant.
Incremental Lifetime ECLs Impact
(millions of Canadian dollars)

As at
July 31, 2025 October 31, 2024
Probability-weighted ECLs $ 8,030 $ 7,584
All performing loans and off-balance sheet instruments

using 12-month ECLs
6,183 5,631
Incremental lifetime ECLs impact $ 1,847 $ 1,953
(g)

FORECLOSED ASSETS
Foreclosed assets are repossessed non-financial

assets where the Bank gains title, ownership,

or possession of individual properties,

such as real estate
properties, which are managed for sale in an

orderly manner with the proceeds used

to reduce or repay any outstanding debt.

The Bank does not generally occupy
foreclosed properties for its business use.

The Bank predominantly relies on third-party

appraisals to determine the carrying value of

foreclosed assets.

Foreclosed
assets held for sale were $ 159

million as at July 31, 2025 (October 31, 2024

– $
126

million) and were recorded in Other assets

on the Interim Consolidated
Balance Sheet.
(h)

LOANS PAST DUE BUT NOT IMPAIRED
A loan is classified as past due when a borrower

has failed to make a payment by the

contractual due date.
The following table summarizes loans that are

past
due but not impaired.

Loans less than 31 days contractually past

due are excluded as they do not generally

reflect a borrower’s ability to meet

their payment
obligations.
Loans Past Due but not Impaired 1
(millions of Canadian dollars) As at
July 31, 2025 October 31, 2024

31-60 61-89 31-60 61-89

days days Total days days Total
Residential mortgages

$ 411 $ 124 $ 535 $ 443 $ 111 $ 554
Consumer instalment and other personal 995 309 1,304 983 335 1,318
Credit card 362 248 610 375 269 644
Business and government 325 82 407 244 83 327
Total

$ 2,093 $ 763 $ 2,856 $ 2,045 $ 798 $ 2,843
Includes loans that are measured at FVOCI.
(i)

SALE OF U.S. RESIDENTIAL MORTGAGE

LOANS
On March 26, 2025, the Bank completed

the sale of US$
8.6

billion of certain U.S. residential mortgage

loans (correspondent loans) which resulted

in the
recognition of a pre-tax loss including

transaction costs of US$
507

million in Other income (loss) on the Interim

Consolidated Statement of Income for the

nine
months ended July 31, 2025. The sale relates

to the U.S. balance sheet restructuring activities

outlined in the fourth quarter of fiscal 2024.